Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments
Schedule of financial instruments, measured at fair value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2014 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical Assets	Observable Inputs
	Total	(Level 1)	(Level 2)

Time deposits-short term	18,496,574	18,496,574	—
Time deposits-long term	673,000	673,000	—
Held-to-maturity securities-fixed rate investments	350,528	—	350,528
Other short-term investments	1,708,024	—	1,708,024
Total	21,228,126	19,169,574	2,058,552

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2013 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical Assets	Observable Inputs
	Total	(Level 1)	(Level 2)

Time deposits-short term	16,625,468	16,625,468	—
Time deposits-long term	500,000	500,000	—
Other short-term investments	901,183	—	901,183
Total	18,026,651	17,125,468	901,183